Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
21.	Earnings (Loss) Per Share

The computations of basic and diluted net earnings (loss) per share are as follows (in thousands, except per share data):

	2011	2010	2009
Basic net earnings (loss) per share:
Basic net earnings (loss)	$778,188	$134,092	$(293,613)
Earnings allocated to participating securities	(2,653)	(1,823)	(1,946)

Net earnings (loss) available to common stockholders	$775,535	$132,269	$(295,559)

Average shares outstanding	316,997	315,962	314,873

Basic net earnings (loss) per share	$2.45	$0.42	($0.94)

Diluted net earnings (loss) per share:
Diluted net earnings (loss)	$778,188	$134,092	$(293,613)
Earnings allocated to participating securities	(2,654)	(1,823)	(1,946)

Net earnings (loss) available to common stockholders	$775,534	$132,269	$(295,559)

Diluted average shares outstanding:
Basic shares outstanding	316,997	315,962	314,873
Dilutive effect of stock options and other	164	548	—

	317,161	316,510	314,873

Diluted net earnings (loss) per share	$2.45	$0.42	($0.94)

Stock options to purchase 0.8 million, 0.2 million and 1.1 million shares of common stock for 2011, 2010 and 2009, respectively, were excluded from the computation of diluted earnings per common share because their effect would have been antidilutive.